Notes payable	12 Months Ended
Dec. 31, 2013
Notes payable
11	Notes payable

	December 31,
	2012	2013
Notes payable	$8,697	$10,945

Notes payable represents bills issued by various banks in favor of the Company’s vendors and suppliers as payments for goods and services the Company purchased. The notes payable allows the Company’s vendors and suppliers to receive payment in cash from the banks upon presentation on their due dates, which is usually between 60 to 90 days and withdrawal will be made from the Company’s bank accounts. Accordingly, no interest will be charged on the bills.